INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
NOTE 17 - INTANGIBLE ASSETS AND GOODWILL

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2020	21	19	14	14	2	70	455
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(8)	(1)	—	—	(10)	—
Impairment	—	(1)	—	—	—	(1)	—
Transfer	—	4	—	(4)	—	—	—
Effect of changes in foreign exchange rates	(2)	1	—	(1)	—	(2)	(38)
Net balance at December 31, 2020	18	15	13	13	2	61	417

Cost	79	76	37	14	2	208	417
Less accumulated depreciation and impairment	(61)	(61)	(24)	(1)	—	(147)	—
Net balance at December 31, 2020	18	15	13	13	2	61	417

(in millions of Euros)	Notes	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2019		22	18	15	13	2	70	422
Intangible assets acquired through business combination	33	—	—	—	—	—	—	24
Additions		—	1	—	8	—	9	—
Amortization expense		(1)	(8)	(1)	—	—	(10)	—
Transfer		—	7	—	(7)	—	—	—
Effect of changes in foreign exchange rates		—	1	—	—	—	1	9
Net balance at December 31, 2019		21	19	14	14	2	70	455

Cost		87	73	39	16	2	217	455
Less accumulated depreciation and impairment		(66)	(54)	(25)	(2)	—	(147)	—
Net balance at December 31, 2019		21	19	14	14	2	70	455
Impairment tests for goodwill
Goodwill in the amount of €417 million has been allocated: €410 million to P&ARP, €5 million to A&T and €2 million to AS&I.
At December 31, 2020, the recoverable amount of our operating segments has been determined based on value in use calculations, using discounted cash-flows.
The recoverable amount of the A&T and AS&I operating segments significantly exceeded their carrying value. No reasonable change in the assumptions used could lead to a potential impairment charge.
For the P&ARP operating segment, the analysis is based on forecasted cash flows that grow to management’s estimate of a normalized level by 2025 and then at a long term growth rate of 1.5% thereafter. The discount rate applied to the cash-flow projections is 9%. Based on this analysis, the carrying value of €1,203 million remained below the recoverable value of €2,290 million at December 31, 2020 and therefore there is no goodwill impairment at the P&ARP operating segment.
The key assumptions used in the determination of the value in use for the P&ARP operating segment are the discount rates and the perpetual growth rates used to extrapolate cash-flows beyond the forecast year.
•The discount rate used represents the current market assessment of the risks specific to the P&ARP operating segment taking into consideration the time value of money and the risks associated with the underlying assets.
•The growth rate used to extrapolate cash flows beyond the forecast year was developed internally and is consistent with external sources of information.
An increase in the discount rate by 700 basis points or a decrease in the perpetual growth rate by 900 basis points would not lead to a goodwill impairment. With cash-flows that are 40% lower from 2021 to 2025 including the terminal year cash flow, the recoverable value still exceeds the carrying value.